SUMMARY OF INVENTORIES (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	$ 385,102	$ 79,306
Raw materials and supplies	162,820	63,213
Work in progress	71,074
Total inventory on hand	$ 618,996	$ 142,519